SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 9 – Subsequent Events

The Company evaluates events that have occurred after the balance sheet date but before the condensed consolidated financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would require adjustment or disclosure in the condensed consolidated financial statements, other than as disclosed below.

Issuance of Common Stock

On July 29, 2014, the Company issued 100,000 shares of common stock to a service provider in order to satisfy a stock-based compensation award. See Note 7 - Stockholders’ Deficiency – Stock-Based Compensation for additional details.

Extension of Evaluation Period of Yeda’s Organ Regeneration Technology

On August 15, 2014, the Company and Yeda executed an amendment to the exclusive option agreement to negotiate a license for organ regeneration technology which extends the evaluation period through December 31, 2015. The Company has been informed that Yeda is currently investigating the scope of its rights and title to the patents and inventions that comprise the organ regeneration technology (see Note 6 – Consulting Agreements – Related Party).

Warrant Cashless Exercise

In September 2014, the Company issued 233,333 shares of common stock in connection with a cashless exercise of a warrant to purchase 400,000 shares of common stock at $0.75 per share.

Note 14 - Subsequent Events

On January 29, 2014, the Company entered into an investment agreement with a group of investors. Pursuant to the agreement, the investors contributed to the Company the amount of $245,000 in exchange for 326,667 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share. The warrants were fully vested on the date of the grant. The warrants carried provisions that were deemed to be down round price protection features. The Company reclassified $119,100 for the fair value of the warrants to derivative liabilities and will be marked to market for each reporting period.

On January 31, 2014, the Company entered into an investment agreement with a group of investors. Pursuant to the agreement, the investors contributed to the Company the amount of $56,250 in exchange for 75,000 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share. The warrants were fully vested on the date of the grant. The warrants carried provisions that were deemed to be down round price protection features. The Company reclassified $27,300 for the fair value of the warrants to derivative liabilities and will be marked to market for each reporting period.

On February 3, 2014, the Company entered into an investment agreement with a group of investors. Pursuant to the agreement, the investors contributed to the Company the amount of $62,500 in exchange for 83,333 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share. The warrants were fully vested on the date of the grant. The warrants carried provisions that were deemed to be down round price protection features. The Company reclassified $30,400 for the fair value of the warrants to derivative liabilities and will be marked to market for each reporting period.

On February 4, 2014, the Company entered into an investment agreement with a group of investors. Pursuant to the agreement, the investors contributed to the Company the amount of $63,000 in exchange for 84,000 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share. The warrants were fully vested on the date of the grant. The warrants carried provisions that were deemed to be down round price protection features. The Company reclassified $30,600 for the fair value of the warrants to derivative liabilities and will be marked to market for each reporting period.

On February 6, 2014, the Company entered into an investment agreement with an investor. Pursuant to the agreement, the investor contributed to the Company the amount of $75,000 in exchange for 100,000 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share. The warrants were fully vested on the date of the grant. The warrants carried provisions that were deemed to be down round price protection features. The Company reclassified $36,500 for the fair value of the warrants to derivative liabilities and will be marked to market for each reporting period.

On February 7, 2014, the Company entered into an investment agreement with an investor. Pursuant to the agreement, the investor contributed to the Company the amount of $52,500 in exchange for 70,000 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share. The warrants were fully vested on the date of the grant. The warrants carried provisions that were deemed to be down round price protection features. The Company reclassified $19,100 for the fair value of the warrants to derivative liabilities and will be marked to market for each reporting period.

On February 27, 2014, the Company entered into an investment agreement with an investor. Pursuant to the agreement, the investor contributed to the Company the amount of $50,000 in exchange for 66,667 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share. The warrants were fully vested on the date of the grant. The warrants carried provisions that were deemed to be down round price protection features. The Company reclassified $30,800 for the fair value of the warrants to derivative liabilities and will be marked to market for each reporting period.

On March 6, 2014, the Company entered into an investment agreement with a group of investors. Pursuant to the agreement, the investors contributed to the Company the amount of $1,643,496 in exchange for 2,191,328 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share and were fully vested on the date of the grant. The warrants carried provisions that were deemed to be down round price protection features. The Company reclassified $804,000 for the fair value of the warrants to derivative liabilities and will be marked to market for each reporting period.

On April 2, 2014, the Company entered into an investment agreement with a group of investors. Pursuant to the agreement, the investors contributed to the Company the amount of $182,100 in exchange for 242,800 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share and were fully vested on the date of the grant. The warrants carried provisions that were deemed to be down round price protection features.

On April 3, 2014, the Company entered into an investment agreement with two investors. Pursuant to the agreement, the investors contributed to the Company the amount of $55,000 in exchange for 73,333 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share. The warrants carried provisions that were deemed to be down round price protection features.

On April 4, 2014, the Company entered into an investment agreement with two investors. Pursuant to the agreement, the investors contributed to the Company the amount of $317,900 in exchange for 423,867 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share and were fully vested on the date of the grant.. The warrants carried provisions that were deemed to be down round price protection features.

On April 7, 2014, the Company entered into an investment agreement with a group of investors. Pursuant to the agreement, the investors contributed to the Company the amount of $265,250 in exchange for 353,666 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share and were fully vested on the date of the grant. The warrants carried provisions that were deemed to be down round price protection features.